Investments (Net Unrealized Investment Gains Losses) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of net unrealized investment gains (losses) included in accumulated other comprehensive loss
Fixed maturity securities	$ 4,806	$ 2,663	$ 2,324
Fixed maturity securities with noncredit OTTI losses in AOCI	2	1	(23)
Total fixed maturity securities	4,808	2,664	2,301
Equity securities	39	32	54
Derivatives	239	414	388
Net Unrealized Investment Gains Losses included in Accumulated Other Comprehensive Income Loss Allocated from short-term investments	0	(42)	0
Other	(8)	(26)	5
Subtotal	5,078	3,042	2,748
Future policy benefits	(2,626)	(802)	(126)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI	(2)	(2)	(1)
DAC, VOBA and DSI	(265)	(214)	(202)
Subtotal	(2,893)	(1,018)	(329)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI	0	0	9
Deferred income tax benefit (expense)	(459)	(712)	(855)
Net unrealized investment gains (losses)	$ 1,726	$ 1,312	$ 1,573